Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of income tax expense

	As of December 31,
(in thousands of euros)	2021	2022	2023
Loss before tax	(49,271)	(54,294)	(109,819)
Theoretical tax rate	26.5%	25.0%	25.0%
Tax benefit at theoretical rate	13,057	13,574	27,455
Tax credits	1,078	1,432	1,794
Permanent differences	(497)	(733)	(497)
Temporary differences	—	—	(30)
Tax rate differences	(80)	55	83
Non recognition of deferred tax assets related to tax losses and temporary differences	(13,921)	(14,309)	(28,930)
Impairment loss of deferred tax asset	—	—	(481)
Actual income tax benefit	(364)	20	(607)
of which
Current taxes	(364)	(34)	(62)
Deferred taxes	—	54	(545)
Effective tax rate	0.74%	0.06%	0.06%